UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC

445 East Lake Street, Suite 120

Wayzata, Minnesota 55391

(Address of principal executive offices)

Blue Rock Advisors, Inc.

445 East Lake Street, Suite 120

Wayzata, Minnesota 55391

(Name and address of agent for service)

Registrant's telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

Blue Rock Market Neutral Fund, LLC

Financial Statements as of and for the
Six Months Ended September 30, 2013

(unaudited)

TABLE OF CONTENTS

Schedule of Investments	1-2

Allocation by Sub-Strategy	2

Statement of Assets, Liabilities and Members’ Capital	3

Statement of Operations	4

Statement of Cash Flows	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to the Financial Statements	8-16

Other Information	17

Blue Rock Market Neutral Fund, LLC

Schedule of Investments

September 30, 2013

(Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia PX International Limited	$3,413,334	$4,366,736	9.60%	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	2,854,064	2,605,579	5.73	10/01/06	Monthly
Vollero Beach Capital Offshore, Ltd.	2,531,788	2,955,835	6.50	09/01/10	Quarterly

Cayman Islands - Market Neutral Equity
Altairis Offshore	1,182,064	1,300,556	2.86	01/01/06	Monthly
Altairis Offshore Levered	2,018,394	3,141,814	6.90	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	1,125,870	1,423,388	3.13	08/01/09	Monthly
CZ Equilibria UK Fund Limited	371,182	419,298	0.92	03/01/08	Monthly
Dirigo, Ltd.	1,564,623	2,082,579	4.58	09/01/07	Quarterly
Duet Global Plus Fund Limited	1,410,805	1,436,678	3.16	02/01/13	Monthly
First Oak Acorn Fund, Ltd.	1,380,925	1,438,974	3.16	02/01/13	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	551,004	532,380	1.17	10/01/06	See below[3]
FrontPoint Offshore Healthcare Fund, L.P.	118,861	63,715	0.14	01/01/09	See below[3]
Kayak Investment Partners Offshore Fund, Ltd.	500,000	540,648	1.19	04/01/13	Monthly
Tourbillon Global Equities, LLC	1,750,000	1,958,452	4.30	05/01/13	Quarterly

Ireland - Market Neutral Equity
Marshall Wace GaveKal Japan Market Neutral Fund	3,091,859	3,433,489	7.55	05/01/11	Monthly
Marshall Wace Global Financials Market Neutral Fund	2,154,436	2,161,642	4.75	08/01/11	Monthly

Total Investment Funds	26,019,209	29,861,763	65.64

Limited Partnerships
United States - Market Neutral Equity
7x7 Partners, L.P.	2,300,000	2,400,588	5.28	12/01/12	Monthly
Caerus Global Onshore QP Fund, L.P.	495,188	525,742	1.16	10/01/12	Monthly
Dorsal Capital Partners, L.P.	3,820,900	4,375,869	9.62	01/01/11	Quarterly
FrontPoint Consumer and Industrials Onshore Fund, L.P.	159,358	168,457	0.37	08/01/07	See below[3]
Nantahala Capital Partners II, L.P.	805,298	869,399	1.91	08/01/12	Monthly
Pyramis Global Health Care Long/Short Fund, L.P.	1,750,000	1,739,852	3.82	10/01/12	Monthly
Seawolf Partners, L.P.	2,500,000	2,802,260	6.16	07/01/12	Quarterly

Total Limited Partnerships	11,830,744	12,882,167	28.32

Total Investments in Portfolio Funds	$37,849,953	$42,743,930	93.96%

The accompanying notes are an integral part of this schedule of investments.

1

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)

September 30, 2013

(Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio, 0.01%4	$5,938,037	$5,938,037	13.05%

Total Investments in Portfolio Funds and Short-Term Investments	$43,787,990	$48,681,967	107.01

Liabilities less Other Assets		$(3,189,997)	(7.01)

Members’ Capital		$45,491,970	100.00%

[1]	All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis. In addition, there were no underlying investments in Portfolio Funds for which the Fund's proportional share exceeded 5% of the Fund's net assets, other than those considered cash equivalents.
[2]	Not income producing.
[3]	As of September 30, 2013, liquidation of FrontPoint Offshore Financial Services Fund, L.P., FrontPoint Offshore Healthcare Fund, L.P. and FrontPoint Consumer and Industrials Onshore Fund, L.P. remains suspended for an indefinite period.
[4]	This rate shown is the annualized 7-day yield as of September 30, 2013.

The accompanying notes are an integral part of this schedule of investments.

Allocation by Sub-Strategy

September 30, 2013

(unaudited)

2

Blue Rock Market Neutral Fund, LLC

Statement of Assets, Liabilities and Members’ Capital

September 30, 2013

(unaudited)

ASSETS
Investments at fair value (cost: $43,787,990)	$48,681,967
Receivable for investments sold	9,701,008
Prepaid insurance	4,825
Interest receivable	48

Total Assets	58,387,848

LIABILITIES
Member withdrawals payable	12,774,853
Management fees payable	67,028
Board of Managers' fees payable	3,645
Fund administration and accounting fees payable	9,677
Other accrued expenses	40,675

Total Liabilities	12,895,878

NET ASSETS	$45,491,970

MEMBERS’ CAPITAL
Contributed capital - net	$40,597,993
Net unrealized appreciation on investments	4,893,977

Total Members’ Capital	$45,491,970

The accompanying notes are an integral part of these financial statements.

3

Blue Rock Market Neutral Fund, LLC

Statement of Operations

For the Six Months Ended Ended September 30, 2013

(unaudited)

INVESTMENT INCOME
Interest	$299

Total income	299

EXPENSES
Management fees	287,713
Professional fees	62,963
Fund administration and accounting fees	30,351
Board of Managers’ fees	16,000
Insurance expense	14,474
Risk management expense	14,247
SEC fees	5,706
Printing fees	4,171
Custodian fees	3,897
Miscellaneous Expense	19,067
Total expenses before waiver	458,589
Expense waiver	(55,133)

Net expenses	403,456

Net Investment Loss	(403,157)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,975,598
Net change in unrealized appreciation/depreciation on investments	(97,536)

Net Realized and Unrealized Gain on Investments	1,878,062

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$1,474,905

The accompanying notes are an integral part of these financial statements.

4

Blue Rock Market Neutral Fund, LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2013

(unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital resulting from operations	$1,474,905
Adjustments to reconcile net increase in members’ capital
resulting from operations to net cash provided by operating activities:
Net realized gain on investments	(1,975,598)
Net change in unrealized appreciation/depreciation on investments	97,536
Purchases of Portfolio Funds	(3,130,925)
Sales of Portfolio Funds	19,908,636
Increase in receivable for investments sold	(2,707,268)
Decrease in investments paid in advance	1,000,000
Decrease in prepaid insurance	14,475
Decrease in interest receivable	3
Increase in management fees payable	6,065
Decrease in fund administration and accounting fees payable	(1,617)
Decrease in Board of Managers' fees payable	(8,355)
Increase in other accrued expenses	28,921
Net increase in short-term investments	(800,615)

Net Cash Provided by Operating Activities	13,906,163

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	925,000
Decrease in members' withdrawals payable	5,936,116
Capital withdrawals	(20,767,279)

Net Cash Used in Financing Activities	(13,906,163)

NET CHANGE IN CASH	-

Beginning of period	-

End of period	-

The accompanying notes are an integral part of these financial statements.

5

Blue Rock Market Neutral Fund, LLC

Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	September 30, 2013	March 31, 2013
	(unaudited)
OPERATIONS
Net investment loss	$(403,157)	$(1,031,156)
Net realized gain on investments	1,975,598	2,684,093
Net change in unrealized appreciation/depreciation on investments	(97,536)	(1,752,776)

Net Increase (Decrease) in Members’ Capital Resulting From Operations	1,474,905	(99,839)

MEMBERS’ CAPITAL TRANSACTIONS
Capital contributions	925,000	5,099,367
Capital withdrawals	(20,767,279)	(32,067,310)

Net Decrease in Members’ Capital Resulting From Capital Transactions	(19,842,279)	(26,967,943)

DECREASE IN MEMBERS’ CAPITAL	(18,367,374)	(27,067,782)

MEMBERS’ CAPITAL
Beginning of period	63,859,344	90,927,126

End of period	$45,491,970	$63,859,344

The accompanying notes are an integral part of these financial statements.

6

Blue Rock Market Neutral Fund, LLC

Financial Highlights

Supplemental data and ratios	Total Return	Net Assets End of Year/Period (000s)	Ratio of Gross Expenses to Average Monthly Net Assets [2]	Ratio of Net Expenses to Average Monthly Net Assets [1,2]		Ratio of Net Investment Loss to Average Monthly Net Assets [1,2]	Portfolio Turnover Rate

Six Months Ended September 30, 2013 (unaudited)	2.52%[4]	$45,492	1.58%[5]	1.39%[3,5]		(1.38)%[5]	6%[4]

Year Ended March 31, 2013	0.15%	$63,859	1.42%	1.32	%(3)	(1.32)%	21%

Year Ended March 31, 2012	0.50%	$90,927	1.23%	1.23%		(1.23)%	20%

Year Ended March 31, 2011	0.65%	$139,044	1.16%	1.16%		(1.16)%	47%

Year Ended March 31, 2010	6.39%	$145,745	1.07%	1.04%		(1.03)%	22%

Year Ended March 31, 2009	(3.61)%	$201,671	1.10%	1.13%		(1.12)%	31%

[1]	Net of recapture and reimbursements/waivers. Absent recapture and reimbursements/waivers of expenses by the Adviser, the ratio of net investment loss to average net assets would have been (1.57)% for the six months ended September 30, 2013; (1.42)% for the year ended March 31, 2013; (1.06)% for the year ended March 31, 2010; and (1.09)% for the year ended March 31, 2009.
[2]	These ratios do not include the income, expenses or incentive fee allocation of the Portfolio Funds.
[3]	The Expense Limitation calculation is performed in the beginning of each month based on expenses and average monthly net assets as of the most recent month-end. If expense ratio was calculated based on reporting period-end expenses and average monthly net assets as of prior month-end, the net expense ratio would have been 1.30%.
[4]	Not Annualized.
[5]	Annualized.

The above ratios may be different for individual members based on the timing of capital transactions.

7

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements

September 30, 2013

(unaudited)

(1) Organization

Blue Rock Market Neutral Fund, LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004. The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk. The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that utilize “low net exposure long-short market-neutral” investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the “Adviser”). The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the “Board of Managers”), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund. UMB Fund Services, Inc. serves as the Fund’s Administrator, Fund Accountant and Recordkeeper. Limited liability company interests in the Fund (“Interests”) are sold in private placement to investors. Investors who acquire Interests in the Fund will become members of the Fund (“Members”). Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests. The Adviser expects to recommend to the Board of Managers at each quarterly board meeting that it authorize the Fund to conduct a repurchase offer.

(2) Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund’s investment agreement. Cash that is invested by the Fund prior to this date is recorded as an investment funded in advance. Purchases and sales of other securities are accounted for on a trade-date basis. Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund’s limited liability company agreement (“LLC Agreement”) and the valuation procedures approved by the Board of Managers. Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds’ valuation policies and as reported by the Portfolio Funds’ administrators or Portfolio Managers. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments. The Adviser attempts to confirm the accuracy of each

8

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

Portfolio Fund’s monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g., Portfolio Fund audited financial statements and Portfolio Fund position reports). As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund’s investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration by management of factors that may be subjective.

(c) Income Taxes

The Fund applies the authoritative guidance for uncertainty in income taxes included in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes. This guidance requires the Fund to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, which could result in the Fund recording a tax liability that would reduce net assets. The Fund reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Fund has identified the major tax jurisdictions where the Fund is organized and where the Fund makes investments; however no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of such guidance for any of the Fund’s open tax years. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States – 2010, including all subsequent tax years of the Fund.

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S federal income tax. For income tax purposes the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

No income tax liability for uncertain tax positions has been recognized in the accompanying financial statements. Each Member is responsible for reporting income or loss, based upon their respective share of the Fund’s income and expenses as reported for income tax purposes, to the extent required by federal and state income tax laws and regulations.

(d) Investment Income

Interest and dividend income is recognized on an accrual basis. The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation (depreciation). To

9

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

the extent a distribution is made by a Portfolio Fund, the distribution would decrease the cost basis of that Portfolio Fund until the cost is zero at which point a distribution is recorded as a realized gain.

(e) Short-Term Investments

Short-term investments maturing in more than 60 days from the valuation date are valued at the market price or approximate fair value based on current interest rates; those of sufficient credit quality maturing in 60 days or less are valued at amortized cost which the Adviser believes approximates fair value. The short-term investment consists of the Fidelity Institutional Money Market Treasury Portfolio and is recorded at net asset value. See Note (10) for Fair Value Measurements.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

(3) Expenses of the Fund

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the advisory agreement. Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members. Expenses are recognized on an accrual basis.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation”) under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets excluding expenses in the Portfolio Funds. The Expense Limitation calculation is performed in the beginning of each month based on expenses and average monthly net assets as of the most recent month-end.

In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts. Reimbursement to the Adviser will only be made to the extent that it does not cause the Fund’s ordinary expenses to exceed the Expense Limitation. During the six months ended September 30, 2013, the contractual expense reimbursement was $55,133.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund. The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. Management fees were $287,713 for the six months ended September 30, 2013.

10

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests. A placement agent will generally be entitled to receive a fee from each Member whose Interests the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund. Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

At this time, Blue Rock Global Partners, Inc. serves as the sole placement agent of Interests. For the six months ended September 30, 2013, Blue Rock Global Partners, Inc. has earned $0 in fees related to the placement of Interests in the Fund.

(d) Board of Managers’ Fees

Each Manager who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual retainer of $12,000. Any Manager who is an “interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed for all reasonable out of pocket expenses.

(e) Expenses of Portfolio Funds

With respect to the Fund’s investments in Portfolio Funds, the Fund may pay an investment advisory fee which is deducted from the value of the Fund’s investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Fund’s net profits, which is also deducted from the value of the Fund’s investment.

(4) Members’ Capital Accounts

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers. These Interests in the Fund are not unitized pursuant to the terms of the LLC agreement. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $250,000. These minimums may be modified by the Board of Managers from time to time, and they may be waived by the Fund for certain investors. The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

11

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement. In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) Investment Transactions

The cost of purchases of Portfolio Funds and proceeds from the redemptions of Portfolio Funds were $3,130,925 and $19,908,636, respectively, for the six months ended September 30, 2013.

(6) Investments in Affiliates

The Fund has waived all voting rights in all of the underlying Portfolio Funds. Had the Fund not done so, each of the Portfolio Funds may be regarded as an “affiliate”, as such term is defined in the 1940 Act, of the Fund.

(7) Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(8) Off Balance Sheet Risk

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment. There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund. In the normal course of business, the Fund and the Portfolio Funds in which the Fund may invest trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Fund did not enter into any of these transactions for the six months ended September 30, 2013, however, the off-balance sheet risk remains within the transactions of the Portfolio Fund’s in which the Fund invests.

(9) Related Party Transactions

Other than certain Fund expenses discussed in Note (3) there are no related party transactions for the six months ended September 30, 2013.

(10) Fair Value Measurements

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a fair value framework for valuing investments, discusses acceptable valuation techniques, discusses inputs to valuation techniques, establishes a fair value hierarchy that prioritizes the inputs, and requires extensive financial statement disclosures about the valuation. Under ASC 820 various inputs are used in determining the value of the Fund’s investments.

12

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

These inputs are summarized into three broad levels and described below:

•       Level 1 – quoted prices for active markets for identical securities. A quoted price in an active market provides the most reliable evidence of fair value.

•       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•       Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Fund’s investments consist primarily of investments in Portfolio Funds. The Portfolio Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital) (“NAV”). The Fund, as a practical expedient, measures the fair value of an investment in Portfolio Funds on the basis of NAV. The classification level within the fair value hierarchy is determined by the Fund’s ability to redeem the investment with the investee at NAV at the measurement date.

The Fund has $41,979,378 of investments in Portfolio Funds that were determined redeemable at NAV at September 30, 2013, and therefore classified as Level 2 in the table below. The Fund has also determined that some of the investments in Portfolio Funds could not be redeemed at the measurement date due to the illiquid nature of underlying investments within the Portfolio Funds and thus those Investments are classified as Level 3 in the table below. Investments in Portfolio Funds classified as Level 3 totaled $764,552.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda	$-	$4,366,736	$-	$4,366,736
British Virgin Islands	-	5,561,414	-	5,561,414
Cayman Islands	-	13,742,387	596,095	14,338,482
Ireland	-	5,595,131	-	5,595,131
Limited Partnerships
United States	-	12,713,710	168,457	12,882,167
Short-term Investments	5,938,037	-	-	5,938,037
Total	$5,938,037	$41,979,378	$764,552	$48,681,967

13

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

The FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”) includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of September 30, 2013, based on levels assigned to Investments on March 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of March 31, 2013	$765,544
Net Realized Gain (Loss)	-
Change in Unrealized Appreciation/(Depreciation)	(992)
Gross Purchases	-
Gross Sales	-
Transfer In	-
Transfer Out	-
Balance as of September 30, 2013	$764,552

The net change in unrealized appreciation (depreciation) on investments in Portfolio Funds during the six months ended September 30, 2013, for investments, classified as Level 3, held by the Fund as of March 31, 2013, was $(992).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The Fund has $42,743,930 of investments in Portfolio Funds which are reported at fair value. The Adviser has concluded the net asset value reported by the Portfolio Funds approximates the fair value of the Portfolio Funds. These investments are redeemable with each Portfolio Fund at net asset value under the original terms of the fund agreements and/or subscription agreements and operations of the Portfolio Funds. However, it is possible that these redemption rights may be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying Portfolio Fund agreements. The vast majority of the underlying securities held by the Portfolio Funds are liquid public equities, priced daily on a recognized exchange. However, changes in market conditions and the economic environment may significantly impact the net asset value of the Portfolio Funds and, consequently, the fair value of the Fund’s interests in the Portfolio Funds. Furthermore, changes to the liquidity provisions of the Portfolio Funds may significantly impact the fair value of the Fund’s interest in the Portfolio Funds.

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting

14

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2013:

Investments	Fair Value as of September 30, 2013	Valuation Technique	Liquidity of Investments	Adjustments to NAV **
Investment Funds
Cayman Islands	$596,095	NAV as Practical Expedient *	Greater than 90 days	None
Limited Partnerships
United States	$168,457	NAV as Practical Expedient *	Greater than 90 days	None
Total Investments	$764,552

*Unobservable valuation input.

**Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Portfolio Funds.

The Fund has elected to use the NAV, as calculated on the reporting entity’s measurement date, as the fair value of the investment. A listing of the investments held by the Fund is provided in the schedule of investments. All of Fund’s investments in Portfolio Funds are categorized as low-net market neutral equity funds. Redemptions from the Portfolio Funds are permitted at various periods ranging from monthly to annually with a notice period of 15 to 60 days. There are no redemption restrictions for the Portfolio Funds, except for indefinite liquidation suspension of FrontPoint Offshore Financial Services Fund, L.P., FrontPoint Offshore Healthcare Fund, L.P. and FrontPoint Consumer and Industrials Onshore Fund, L.P. The Fund had no unfunded commitments at September 30, 2013. The information summarized herein represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(11) Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

15

Blue Rock Market Neutral Fund, LLC

Notes to the Financial Statements (continued)

September 30, 2013

(unaudited)

(12) New Accounting Pronouncements

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

(13) Subsequent Events

In accordance with ASU 2010-09, Amendments to Certain Recognition and Disclosure Requirements, which among other things, clarifies the date which entities are required to evaluate subsequent events through and the scope of the disclosure requirements, management has evaluated the impact of all subsequent events of the Fund through the date the financial statements are available to be issued.

On October 1, 2013, the Board of Managers determined to discontinue investment operations and convert the Fund’s assets to cash or cash equivalents and distribute in January 2014, pro rata, to its Members of record as of the close of business on December 31, 2013 at least ninety percent of the assets of the Fund. Following the January 2014 distribution and no later than December 2014, the Fund expects to distribute the remaining assets of the Fund in cash to its Members of record to complete cancellation and redemption of all the outstanding interests of the Fund. This decision was made after careful consideration of the Fund’s asset size and current expenses.  In connection with the pending liquidation, the Fund discontinued accepting subscriptions for the purchase of Fund’s Interests, effective immediately. The Fund submitted an application for deregistration from the Securities and Exchange Commission on October 7, 2013.

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OTHER INFORMATION

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919. It is also available on the Securities and Exchange Commission's (the "SEC’s") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the reports to members filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

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(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a – 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1)	Not applicable.

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)	Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature and Title)*	/s/ Robert W. Fullerton
Robert W. Fullerton
Principal Executive Officer
Date	December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Fullerton
Robert W. Fullerton
Principal Executive Officer
Date	December 5, 2013

By (Signature and Title)*	/s/ Mark F. Steen
Mark F. Steen
Principal Financial Officer
Date	December 5, 2013

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